UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5883

Dreyfus Index Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	7/31/14

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus International Stock Index Fund
July 31, 2014 (Unaudited)

Common Stocks--98.0%	Shares		Value ($)
Australia--7.9%
AGL Energy	24,074		328,637
ALS	15,390		110,823
Alumina	112,290	a	165,088
Amcor	51,463		494,604
AMP	125,777		634,718
APA Group	35,806		246,201
Asciano	38,402		213,641
ASX	7,859		262,783
Aurizon Holdings	87,272		403,666
Australia & New Zealand Banking Group	114,783		3,586,477
Bank of Queensland	14,039		161,916
Bendigo and Adelaide Bank	17,917		210,157
BHP Billiton	134,448		4,780,080
Boral	34,041		167,500
Brambles	66,423		576,831
Caltex Australia	5,098		116,139
CFS Retail Property Trust Group	87,781		175,494
Coca-Cola Amatil	22,927		196,247
Cochlear	2,549		149,489
Commonwealth Bank of Australia	67,486		5,206,217
Computershare	20,349		246,092
Crown Resorts	16,028		240,248
CSL	20,576		1,288,060
Dexus Property Group	238,060		261,299
Federation Centres	64,376		152,808
Flight Centre Travel Group	2,140		93,340
Fortescue Metals Group	62,569		280,984
Goodman Group	74,130		364,019
GPT Group	71,651		269,723
Harvey Norman Holdings	21,349		60,663
Iluka Resources	16,289		132,453

Incitec Pivot	64,208		176,109
Insurance Australia Group	96,381		560,267
James Hardie Industries-CDI	18,114		227,407
Leighton Holdings	3,781		76,584
Lend Lease Group	22,150		275,271
Macquarie Group	12,276		661,573
Metcash	34,689		92,726
Mirvac Group	148,466		248,818
National Australia Bank	98,420		3,194,928
Newcrest Mining	32,706	a	329,352
Orica	15,070		304,836
Origin Energy	46,802		617,243
Qantas Airways	41,721	a	51,082
QBE Insurance Group	51,292		519,606
Ramsay Health Care	5,278		234,724
REA Group	2,402		104,601
Rio Tinto	18,441		1,123,868
Santos	41,408		556,117
Scentre Group	217,890	a	688,449
Seek	13,527		203,536
Sonic Healthcare	16,149		270,342
SP AusNet	72,030	a	89,888
Stockland	94,902		355,923
Suncorp Group	54,662		721,222
Sydney Airport	50,012		198,387
Tabcorp Holdings	33,277		107,150
Tatts Group	60,376		198,321
Telstra	184,537		935,536
Toll Holdings	28,622		143,774
TPG Telecom	11,417		58,010
Transurban Group	74,216		530,467
Treasury Wine Estates	25,721		120,160
Wesfarmers	48,237		1,953,972
Westfield	84,391		582,366
Westpac Banking	130,100		4,140,010
Woodside Petroleum	27,892		1,094,289
Woolworths	52,939		1,801,207
WorleyParsons	8,268		136,595

			45,261,113
Austria--.2%
Andritz	3,077		166,417
Erste Group Bank	11,687		299,700
IMMOFINANZ	37,529	a	118,188
OMV	6,042		242,920
Raiffeisen Bank International	4,550		124,234
Telekom Austria	3,510		33,584
Vienna Insurance Group	1,670		83,084
Voestalpine	4,474		196,776
			1,264,903
Belgium--1.2%
Ageas	9,297		333,394
Anheuser-Busch InBev	33,630		3,635,919
Belgacom	6,323		205,695
Colruyt	3,021		146,567
Delhaize Group	4,428		288,441
Groupe Bruxelles Lambert	3,280		326,356
Groupe Bruxelles Lambert (STRIP)	236	a,b	0
KBC Groep	10,433	a	564,188
Solvay	2,537		409,645
Telenet Group Holding	2,008	a	107,287
UCB	4,624		424,316
Umicore	4,888		235,676
			6,677,484
China--.0%
Yangzijiang Shipbuilding Holdings	91,000		79,057
Denmark--1.5%
AP Moller - Maersk, Cl. A	122		272,889
AP Moller - Maersk, Cl. B	272		631,808
Carlsberg, Cl. B	4,568		436,708
Coloplast, Cl. B	4,688		395,806
Danske Bank	27,823		803,074
DSV	7,535		237,433
Novo Nordisk, Cl. B	83,308		3,844,701
Novozymes, Cl. B	9,827		485,519
Pandora	4,693		320,644
TDC	34,484		347,930

Tryg	805		80,815
Vestas Wind Systems	9,167	a	411,205
William Demant Holding	1,152	a	100,080
			8,368,612
Finland--.9%
Elisa	6,146		175,906
Fortum	18,975		486,899
Kone, Cl. B	13,298		558,925
Metso	5,095		200,795
Neste Oil	5,014		92,228
Nokia	158,421		1,248,077
Nokian Renkaat	4,503		155,708
Orion, Cl. B	4,426		164,024
Sampo, Cl. A	18,540		920,648
Stora Enso, Cl. R	21,950		197,105
UPM-Kymmene	21,691		352,608
Wartsila	6,231		314,664
			4,867,587
France--9.4%
Accor	6,948		335,428
Aeroports de Paris	1,169		159,927
Air Liquide	14,358		1,827,692
Airbus Group	24,777		1,432,852
Alcatel-Lucent	117,037	a	411,231
Alstom	9,218	a	331,899
Altice	2,500		143,688
Arkema	2,516		233,713
Atos	3,168		246,969
AXA	75,623		1,731,849
BNP Paribas	44,242		2,917,581
Bollore	223		137,715
Bouygues	8,094		318,556
Bureau Veritas	8,844		227,373
Cap Gemini	6,021		435,260
Carrefour	26,028		898,320
Casino Guichard Perrachon	2,286		275,339
Christian Dior	2,328		404,570
Cie de St-Gobain	18,860		914,043

Cie Generale des Etablissements Michelin	7,762		850,140
CNP Assurances	6,982		136,939
Credit Agricole	41,222		558,317
Danone	23,681		1,710,329
Dassault Systemes	5,129		343,034
Edenred	8,493		264,856
Electricite de France	10,350		334,448
Essilor International	8,672		844,199
Eurazeo	1,480		111,235
Eutelsat Communications	7,008		241,522
Fonciere Des Regions	1,253		125,777
GDF Suez	60,328		1,545,591
Gecina	1,000		142,522
Groupe Eurotunnel	18,889		249,708
ICADE	1,719		165,803
Iliad	1,107		303,347
Imerys	1,513		117,643
JCDecaux	2,555		87,482
Kering	3,214		686,054
Klepierre	3,966		187,385
L'Oreal	10,028		1,693,470
Lafarge	7,933		616,696
Lagardere	5,470		163,031
Legrand	11,247		621,144
LVMH Moet Hennessy Louis Vuitton	11,652		1,999,143
Natixis	41,535		266,936
Orange	78,374		1,226,977
Pernod Ricard	8,986		1,006,792
Peugeot	17,026	a	255,140
Publicis Groupe	7,677		557,369
Remy Cointreau	966		79,125
Renault	8,160		678,206
Rexel	10,828		209,724
Safran	11,505		673,831
Sanofi	49,899		5,235,372
Schneider Electric	21,749		1,829,637
SCOR	6,401		205,437
Societe BIC	1,136		156,728

Societe Generale	30,341		1,516,182
Sodexo	3,971		395,481
Suez Environnement	11,173		207,637
Technip	4,343		399,381
Thales	4,176		236,966
Total	89,624		5,781,276
Unibail-Rodamco	4,042		1,081,714
Valeo	3,172		378,491
Vallourec	4,458		196,463
Veolia Environnement	18,283		322,160
Vinci	20,321		1,398,275
Vivendi	50,940	a	1,277,988
Wendel	1,280		167,681
Zodiac Aerospace	8,322		259,587
			53,484,376
Germany--8.1%
Adidas	8,861		704,800
Allianz	19,089		3,190,702
Axel Springer	1,517		85,425
BASF	38,434		3,994,453
Bayer	34,612		4,583,851
Bayerische Motoren Werke	13,977		1,671,232
Beiersdorf	4,309		389,574
Brenntag	2,213		355,307
Celesio	1,846		63,286
Commerzbank	41,154	a	594,421
Continental	4,566		987,393
Daimler	40,267		3,336,041
Deutsche Bank	57,566		1,978,172
Deutsche Boerse	8,209		597,329
Deutsche Lufthansa	9,327		165,746
Deutsche Post	40,245		1,291,004
Deutsche Telekom	130,064		2,106,687
Deutsche Wohnen-BR	12,104		262,796
E.ON	83,400		1,577,582
Fraport Frankfurt Airport Services Worldwide	1,609		106,058
Fresenius & Co.	5,327		797,883
Fresenius Medical Care & Co.	9,182		638,235

GEA Group	7,622		342,869
Hannover Rueck	2,427		207,462
HeidelbergCement	5,998		446,865
Henkel & Co.	4,912		468,417
Hochtief	855		71,798
Hugo Boss	1,386		199,122
Infineon Technologies	46,396		513,946
K+S	7,058		217,841
Kabel Deutschland Holding	981		140,130
LANXESS	3,947		251,345
Linde	7,839		1,604,951
MAN	1,399		166,349
Merck	5,518		490,340
Metro	6,767	a	244,848
Muenchener Rueckversicherungs	7,572		1,610,831
OSRAM Licht	4,089	a	165,374
ProSiebenSat.1 Media	9,209		387,111
RWE	20,775		836,261
SAP	38,825		3,062,013
Siemens	33,179		4,104,676
Sky Deutschland	19,167	a	172,772
Telefonica Deutschland Holding	11,353	a	89,078
ThyssenKrupp	19,273	a	545,809
United Internet	5,268		211,164
Volkswagen	1,312		303,826
			46,333,175
Hong Kong--2.9%
AIA Group	507,800		2,723,451
ASM Pacific Technology	10,800		114,777
Bank of East Asia	49,750		212,124
BOC Hong Kong Holdings	158,000		497,652
Cathay Pacific Airways	52,000		98,563
Cheung Kong Holdings	58,000		1,123,627
Cheung Kong Infrastructure Holdings	27,000		190,347
CLP Holdings	78,288		650,423
First Pacific	92,250		111,073
Galaxy Entertainment Group	97,277		815,279
Hang Lung Properties	90,000		277,900

Hang Seng Bank	32,600		553,384
Henderson Land Development	44,041		280,624
HKT Trust	102,660		121,240
Hong Kong & China Gas	269,127		586,919
Hong Kong Exchanges & Clearing	46,800		1,041,210
Hutchison Whampoa	89,800		1,223,133
Hysan Development	28,000		134,249
Kerry Properties	29,500		108,141
Li & Fung	237,200		316,897
Link REIT	98,500		558,095
MGM China Holdings	40,000		146,542
MTR	58,000		228,334
New World Development	217,048		274,325
Noble Group	188,963		214,695
NWS Holdings	60,000		110,670
PCCW	167,000		102,658
Power Assets Holdings	59,000		527,178
Shangri-La Asia	65,000		103,042
Sino Land	127,730		219,428
SJM Holdings	78,530		210,455
Sun Hung Kai Properties	67,699		1,025,586
Swire Pacific, Cl. A	27,500		353,296
Swire Properties	46,400		150,903
Techtronic Industries	57,365		172,696
Wharf Holdings	62,311		498,134
Wheelock & Co.	37,000		186,671
Yue Yuen Industrial Holdings	32,300		108,330
			16,372,051
Ireland--.3%
Bank of Ireland	973,799	a	345,052
CRH	30,363		709,516
Irish Bank Resolution	35,225	a,b	0
Kerry Group, Cl. A	6,492		482,160
Ryanair Holdings	4,000	a	36,354
			1,573,082
Israel--.5%
Bank Hapoalim	42,826		250,442
Bank Leumi Le-Israel	60,234	a	237,225

Bezeq The Israeli Telecommunication	76,662		143,113
Delek Group	202		79,515
Israel	117	a	69,125
Israel Chemicals	18,647		152,135
Israel Discount Bank, Cl. A	1	a	2
Mizrahi Tefahot Bank	6,222		78,744
NICE Systems	2,452		97,084
Teva Pharmaceutical Industries	35,958		1,923,550
			3,030,935
Italy--2.5%
Assicurazioni Generali	49,406		1,030,553
Atlantia	17,285		456,912
Banca Monte dei Paschi di Siena	181,114	a	327,642
Banco Popolare	14,582	a	226,428
CNH Industrial	39,669	a	365,254
Enel	278,013		1,579,996
Enel Green Power	70,150		194,292
Eni	107,219		2,725,557
Exor	3,898		149,011
Fiat	35,936	a	346,017
Finmeccanica	18,554	a	170,496
Intesa Sanpaolo	491,113		1,453,543
Intesa Sanpaolo-RSP	38,317		102,066
Luxottica Group	7,155		395,113
Mediobanca	25,180	a	221,769
Pirelli & C.	9,607		142,972
Prysmian	8,493		180,212
Saipem	10,910	a	253,837
Snam	86,521		509,848
STMicroelectronics	26,028		216,068
Telecom Italia	429,148	a	494,391
Telecom Italia-RSP	270,919		252,728
Tenaris	20,192		434,525
Terna Rete Elettrica Nazionale	61,801		324,659
UniCredit	186,408		1,452,356
Unione di Banche Italiane	37,953		311,461
UnipolSai	36,547		110,477
			14,428,183

Japan--20.4%
ABC-Mart	1,000		54,157
Acom	15,500	a	61,269
Advantest	6,400		71,842
Aeon	26,800		301,370
AEON Financial Service	5,360		122,794
AEON Mall	4,480		105,151
Air Water	7,000		111,890
Aisin Seiki	7,700		299,402
Ajinomoto	23,800		366,923
Alfresa Holdings	1,900		114,028
Amada	14,000		136,504
ANA Holdings	53,000		131,532
Aozora Bank	46,959		160,036
Asahi Glass	40,800		242,410
Asahi Group Holdings	16,500		499,952
Asahi Kasei	51,900		410,532
Asics	7,000		148,515
Astellas Pharma	91,795		1,232,358
Bandai Namco Holdings	7,750		196,518
Bank of Kyoto	14,000		127,460
Bank of Yokohama	50,000		285,744
Benesse Holdings	3,200		120,822
Bridgestone	27,600		996,037
Brother Industries	9,100		163,969
CALBEE	2,700		80,378
Canon	47,850		1,566,064
Casio Computer	9,300		156,069
Central Japan Railway	6,100		868,389
Chiba Bank	30,000		218,801
Chiyoda	6,000		71,354
Chubu Electric Power	26,200	a	305,056
Chugai Pharmaceutical	8,928		297,333
Chugoku Bank	6,400		97,650
Chugoku Electric Power	11,800		157,298
Citizen Holdings	12,400		99,131
Credit Saison	6,200		122,785
Dai Nippon Printing	22,800		234,021

Dai-ichi Life Insurance	45,200	640,560
Daicel	11,000	110,518
Daido Steel	12,200	57,349
Daihatsu Motor	8,000	142,727
Daiichi Sankyo	26,783	487,206
Daikin Industries	10,000	689,953
Daito Trust Construction	3,000	362,211
Daiwa House Industry	25,400	516,940
Daiwa Securities Group	71,000	598,025
Dena	4,300	55,648
Denso	20,600	949,789
Dentsu	9,300	369,408
Don Quijote Holdings	2,300	125,357
East Japan Railway	14,200	1,141,464
Eisai	10,300	437,642
Electric Power Development	4,480	144,298
FamilyMart	2,617	117,368
FANUC	8,129	1,408,257
Fast Retailing	2,258	745,333
Fuji Electric	21,000	108,168
Fuji Heavy Industries	25,000	711,795
FUJIFILM Holdings	19,800	565,435
Fujitsu	79,800	613,850
Fukuoka Financial Group	33,000	169,329
Gree	4,300	34,088
GungHo Online Entertainment	19,400	109,027
Gunma Bank	14,000	82,458
Hachijuni Bank	16,000	98,764
Hakuhodo DY Holdings	8,400	88,375
Hamamatsu Photonics	3,200	150,808
Hankyu Hanshin Holdings	48,000	279,590
Hikari Tsushin	700	51,593
Hino Motors	10,000	138,682
Hirose Electric	1,300	183,751
Hiroshima Bank	19,000	92,427
Hisamitsu Pharmaceutical	2,400	95,482
Hitachi	203,900	1,587,331
Hitachi Chemical	4,000	70,251

Hitachi Construction Machinery	5,000		102,446
Hitachi High-Technologies	2,700		72,305
Hitachi Metals	8,000		129,376
Hokuhoku Financial Group	51,000		104,915
Hokuriku Electric Power	7,700		99,862
Honda Motor	68,759		2,385,704
Hoya	18,500		601,444
Hulic	10,800		127,616
Ibiden	4,500		90,003
Idemitsu Kosan	3,600		73,880
IHI	53,000		246,480
Iida Group Holdings	5,800		86,830
Inpex	36,400		540,761
Isetan Mitsukoshi Holdings	15,020		187,240
Isuzu Motors	49,000		341,205
ITOCHU	63,900		817,709
Itochu Techno-Solutions	900		40,112
Iyo Bank	11,000		111,516
J Front Retailing	19,800		132,456
Japan Airlines	2,600		143,894
Japan Display	14,800		83,587
Japan Exchange Group	11,700		267,047
Japan Prime Realty Investment	31		107,739
Japan Real Estate Investment	48		271,678
Japan Retail Fund Investment	94		207,728
Japan Tobacco	46,500		1,622,447
JFE Holdings	20,160		425,510
JGC	9,000		273,256
Joyo Bank	26,462		141,144
JSR	7,700		133,076
JTEKT	8,000		138,511
JX Holdings	95,876		495,148
Kajima	32,800		153,277
Kakaku.com	6,700		112,173
Kamigumi	9,400		90,126
Kaneka	12,000		72,212
Kansai Electric Power	29,899	a	271,094
Kansai Paint	10,000		167,306

Kao	21,400		880,408
Kawasaki Heavy Industries	58,000		226,453
KDDI	24,321		1,400,853
Keikyu	20,000		176,532
Keio	25,000		200,195
Keisei Electric Railway	11,000		113,217
Keyence	1,885		819,167
Kikkoman	6,000		132,071
Kintetsu	73,354		267,308
Kirin Holdings	34,500		483,705
Kobe Steel	133,000		216,668
Koito Manufacturing	4,000		109,944
Komatsu	39,600		870,928
Konami	4,400		102,186
Konica Minolta	19,500		209,041
Kubota	47,000		622,381
Kuraray	14,000		184,208
Kurita Water Industries	4,800		110,917
Kyocera	13,800		668,350
Kyowa Hakko Kirin	8,705		119,156
Kyushu Electric Power	18,000	a	200,308
Lawson	2,600		194,833
LIXIL Group	10,724		261,156
M3	8,100		130,629
Mabuchi Motor	1,000		79,308
Makita	5,300		312,140
Marubeni	68,000		479,982
Marui Group	8,900		85,053
Maruichi Steel Tube	2,000		55,542
Mazda Motor	23,000		551,838
McDonald's Holdings Japan	3,000		75,514
Medipal Holdings	5,800		73,319
MEIJI Holdings	2,521		181,247
Miraca Holdings	2,100		97,051
Mitsubishi	59,498		1,254,964
Mitsubishi Chemical Holdings	54,380		238,531
Mitsubishi Electric	82,000		1,082,741
Mitsubishi Estate	52,000		1,275,074

Mitsubishi Gas Chemical	16,000	103,896
Mitsubishi Heavy Industries	128,700	839,963
Mitsubishi Logistics	6,000	91,209
Mitsubishi Materials	45,000	164,709
Mitsubishi Motors	26,200	299,109
Mitsubishi Tanabe Pharma	9,200	133,978
Mitsubishi UFJ Financial Group	532,990	3,154,975
Mitsubishi UFJ Lease & Finance	18,700	105,190
Mitsui & Co.	73,500	1,180,679
Mitsui Chemicals	38,000	102,687
Mitsui Fudosan	39,286	1,298,853
Mitsui OSK Lines	43,000	159,304
Mizuho Financial Group	970,100	1,888,946
MS&AD Insurance Group Holdings	21,557	492,913
Murata Manufacturing	8,600	821,071
Nabtesco	4,500	102,261
Nagoya Railroad	34,000	142,669
NEC	106,800	413,876
NEXON	4,600	44,216
NGK Insulators	11,000	258,018
NGK Spark Plug	7,926	237,656
NH Foods	7,000	143,406
NHK Spring	7,000	68,962
Nidec	8,500	554,334
Nikon	14,160	220,757
Nintendo	4,325	481,237
Nippon Building Fund	56	314,847
Nippon Electric Glass	17,085	96,268
Nippon Express	39,000	188,817
Nippon Paint	8,000	185,013
Nippon Prologis REIT	55	128,424
Nippon Steel & Sumitomo Metal	322,615	977,076
Nippon Telegraph & Telephone	15,600	1,037,087
Nippon Yusen	69,800	199,990
Nissan Motor	105,300	1,038,381
Nisshin Seifun Group	8,580	100,235
Nissin Foods Holdings	2,600	142,338
Nitori Holdings	2,800	157,594

Nitto Denko	6,300		284,213
NKSJ Holdings	13,570		344,140
NOK	3,400		69,176
Nomura Holdings	153,800		972,245
Nomura Real Estate Holdings	4,800		89,214
Nomura Research Institute	5,300		167,095
NSK	20,000		282,218
NTT Data	5,500		209,240
NTT DOCOMO	64,700		1,140,814
NTT Urban Development	5,500		60,226
Obayashi	26,000		190,356
Odakyu Electric Railway	25,000		245,336
Oji Holdings	35,000		141,036
Olympus	10,000	a	354,188
Omron	8,400		371,704
Ono Pharmaceutical	3,400		288,719
Oracle Japan	1,400		59,377
Oriental Land	2,100		394,621
ORIX	54,300		882,748
Osaka Gas	76,000		316,209
Otsuka	2,100		95,420
Otsuka Holdings	16,000		509,081
Panasonic	93,495		1,130,056
Park24	3,800		69,899
Rakuten	33,200		437,309
Resona Holdings	92,800		511,256
Ricoh	28,800		326,571
Rinnai	1,500		137,200
Rohm	3,800		216,313
Sankyo	2,200		85,831
Sanrio	2,100		60,685
Santen Pharmaceutical	3,300		194,083
SBI Holdings	7,830		91,724
Secom	8,900		543,016
Sega Sammy Holdings	7,484		148,673
Seiko Epson	5,700		240,193
Sekisui Chemical	17,000		203,667
Sekisui House	23,000		301,688

Seven & I Holdings	31,860		1,329,650
Seven Bank	26,000		104,574
Sharp	61,000	a	186,825
Shikoku Electric Power	6,900	a	90,977
Shimadzu	9,000		86,063
Shimamura	1,000		99,370
Shimano	3,300		385,196
Shimizu	23,000		176,280
Shin-Etsu Chemical	17,400		1,104,459
Shinsei Bank	67,000		141,448
Shionogi & Co.	12,000		258,953
Shiseido	14,400		284,979
Shizuoka Bank	23,400		252,742
Showa Shell Sekiyu	8,500		95,985
SMC	2,300		637,633
SoftBank	40,500		2,871,373
Sony	43,180		785,727
Sony Financial Holdings	7,000		115,167
Stanley Electric	5,500		142,901
Sumitomo	47,900		627,078
Sumitomo Chemical	60,000		226,021
Sumitomo Dainippon Pharma	6,900		83,640
Sumitomo Electric Industries	32,200		472,093
Sumitomo Heavy Industries	25,000		122,722
Sumitomo Metal Mining	23,000		383,863
Sumitomo Mitsui Financial Group	53,700		2,198,410
Sumitomo Mitsui Trust Holdings	141,640		616,159
Sumitomo Realty & Development	15,000		620,708
Sumitomo Rubber Industries	7,600		110,273
Suntory Beverage & Food	6,000		225,485
Suruga Bank	8,000		156,375
Suzuken	2,920		93,352
Suzuki Motor	15,000		501,050
Sysmex	6,300		245,548
T&D Holdings	23,800		299,756
Taiheiyo Cement	47,000		183,106
Taisei	41,000		232,405
Taisho Pharmaceutical Holdings	1,500		106,895

Taiyo Nippon Sanso	9,000		79,106
Takashimaya	12,000		110,520
Takeda Pharmaceutical	33,400		1,526,305
TDK	4,900		234,832
Teijin	40,000		99,172
Terumo	12,200		277,129
THK	4,400		105,965
Tobu Railway	41,000		215,153
Toho	4,300		104,608
Toho Gas	18,000		99,634
Tohoku Electric Power	19,700		215,533
Tokio Marine Holdings	29,400		926,116
Tokyo Electric Power	58,072	a	227,123
Tokyo Electron	7,300		472,214
Tokyo Gas	99,000		566,586
Tokyo Tatemono	17,000		145,501
Tokyu	45,820		330,601
Tokyu Fudosan Holdings	20,900		158,553
TonenGeneral Sekiyu	13,000		113,714
Toppan Printing	22,000		168,106
Toray Industries	63,000		427,111
Toshiba	171,000		761,483
TOTO	12,000		150,480
Toyo Seikan Group Holdings	7,100		110,733
Toyo Suisan Kaisha	4,000		121,443
Toyoda Gosei	2,400		48,742
Toyota Industries	6,700		326,827
Toyota Motor	115,557		6,836,171
Toyota Tsusho	8,700		242,539
Trend Micro	4,100		146,103
Unicharm	5,200		319,027
United Urban Investment	97		156,257
USS	9,800		171,961
West Japan Railway	6,800		309,058
Yahoo! Japan	61,100		271,879
Yakult Honsha	3,600		190,802
Yamada Denki	36,200		128,958
Yamaguchi Financial Group	9,000		92,391

Yamaha	7,200		108,368
Yamaha Motor	11,200		186,198
Yamato Holdings	15,600		322,281
Yamato Kogyo	1,800		58,790
Yamazaki Baking	4,000		50,768
Yaskawa Electric	9,000		117,336
Yokogawa Electric	8,800		108,835
Yokohama Rubber	9,000		78,091
			115,989,360
Luxembourg--.1%
RTL Group	1,680		170,823
SES	12,754		467,738
			638,561
Macau--.2%
Sands China	102,613		752,548
Wynn Macau	62,000		263,417
			1,015,965
Mexico--.0%
Fresnillo	8,530		133,536
Netherlands--2.6%
Aegon	76,743		622,371
Akzo Nobel	9,913		714,593
ASML Holding	15,116		1,427,509
Corio	3,002		159,302
Delta Lloyd	9,043		208,232
Fugro	3,424		131,862
Gemalto	3,324		323,822
Heineken	9,787		687,184
Heineken Holding	4,035		257,011
ING Groep	161,935	a	2,097,241
Koninklijke Ahold	39,484		688,167
Koninklijke Boskalis Westminster	3,945		210,420
Koninklijke DSM	7,214		497,543
Koninklijke KPN	136,651	a	434,243
Koninklijke Philips	41,017		1,262,417
Koninklijke Vopak	2,912		134,799
OCI	3,786	a	144,185
QIAGEN	9,940	a	243,102

Randstad Holding	5,158		255,047
Reed Elsevier	29,542		663,714
TNT Express	19,045		153,100
Unilever	68,089		2,803,045
Wolters Kluwer	13,009		359,239
Ziggo	6,067		272,906
			14,751,054
New Zealand--.1%
Auckland International Airport	38,034		122,641
Contact Energy	16,082		75,494
Fletcher Building	27,701		213,342
Ryman Healthcare	16,781		115,007
Telecom Corporation of New Zealand	78,060		188,768
Xero	2,621	a	54,504
			769,756
Norway--.8%
Aker Solutions	6,700		98,429
DNB	41,476		732,973
Gjensidige Forsikring	8,002		154,312
Norsk Hydro	57,338		338,861
Orkla	33,080		299,654
Seadrill	15,988		574,141
Statoil	47,152		1,344,336
Telenor	31,730		728,598
Yara International	7,417		339,125
			4,610,429
Portugal--.2%
Banco Comercial Portugues, Cl. R	1,375,710	a	195,365
Banco Espirito Santo	118,053	a	31,300
Energias de Portugal	96,880		453,156
Galp Energia	16,122		285,600
Jeronimo Martins	10,446		136,579
			1,102,000
Singapore--1.4%
Ascendas Real Estate Investment Trust	78,912		147,218
CapitaCommercial Trust	76,000		101,409
CapitaLand	105,500		290,586
CapitaMall Trust	97,000		153,022

City Developments	17,000		143,965
ComfortDelGro	78,700		162,940
DBS Group Holdings	72,588		1,058,637
Genting Singapore	250,527		267,860
Global Logistic Properties	123,843		275,341
Golden Agri-Resources	278,440		118,966
Hutchison Port Holdings Trust	227,000		168,862
Jardine Cycle & Carriage	4,422		164,675
Keppel	61,700		541,520
Keppel Land	26,000		75,784
Olam International	21,000		41,593
Oversea-Chinese Banking	107,016		852,651
Sembcorp Industries	43,254		188,968
Sembcorp Marine	38,000		126,009
Singapore Airlines	21,733		179,298
Singapore Exchange	35,000		197,822
Singapore Press Holdings	69,075		229,729
Singapore Technologies Engineering	68,000		206,208
Singapore Telecommunications	337,951		1,101,042
StarHub	26,918		91,827
United Overseas Bank	53,112		1,025,233
UOL Group	21,111		111,772
Wilmar International	77,000		201,553
			8,224,490
Spain--3.5%
Abertis Infraestructuras	16,597		363,219
ACS Actividades de Construccion y Servicios	7,646		333,614
Amadeus IT Holding, Cl. A	16,161		635,569
Banco Bilbao Vizcaya Argentaria	246,643		3,035,041
Banco de Sabadell	139,828		452,762
Banco Popular Espanol	71,720		436,417
Banco Santander	494,164		4,966,299
Bankia	192,528	a	376,153
CaixaBank	75,903		454,595
Distribuidora Internacional de Alimentacion	24,682		204,135
Enagas	8,208		273,129
Ferrovial	16,862		352,098
Gas Natural SDG	14,984		458,789

Grifols	6,050		272,347
Iberdrola	216,931		1,610,542
Industria de Diseno Textil	46,100		1,343,470
Mapfre	38,979		149,543
Red Electrica	4,424		378,877
Repsol	36,617		909,001
Telefonica	172,612		2,807,182
Zardoya Otis	6,340		96,915
			19,909,697
Sweden--3.0%
Alfa Laval	13,304		301,863
Assa Abloy, Cl. B	14,185		695,100
Atlas Copco, Cl. A	28,469		848,319
Atlas Copco, Cl. B	16,662		449,234
Boliden	11,860		192,213
Electrolux, Ser. B	9,611		239,279
Elekta, Cl. B	14,946		182,968
Ericsson, Cl. B	128,504		1,597,273
Getinge, Cl. B	8,218		199,991
Hennes & Mauritz, Cl. B	40,078		1,642,606
Hexagon, Cl. B	10,335		319,769
Husqvarna, Cl. B	16,174		127,269
Industrivarden, Cl. C	5,510		102,610
Investment AB Kinnevik, Cl. B	9,633		399,725
Investor, Cl. B	19,335		694,957
Lundin Petroleum	8,991	a	160,963
Millicom International Cellular, SDR	2,643		225,178
Nordea Bank	128,184		1,716,560
Sandvik	45,330		569,452
Securitas, Cl. B	13,206		153,432
Skandinaviska Enskilda Banken, Cl. A	64,395		864,609
Skanska, Cl. B	15,609		324,058
SKF, Cl. B	16,914		398,479
Svenska Cellulosa, Cl. B	24,924		615,652
Svenska Handelsbanken, Cl. A	21,125		1,017,669
Swedbank, Cl. A	38,345		982,417
Swedish Match	8,494		277,946
Tele2, Cl. B	12,374		150,899

TeliaSonera	101,081		757,306
Volvo, Cl. B	63,270		770,890
			16,978,686
Switzerland--9.2%
ABB	92,741	a	2,133,819
Actelion	4,304	a	518,752
Adecco	7,117	a	531,811
Aryzta	3,764	a	340,598
Baloise Holding	1,897		228,598
Barry Callebaut	84	a	103,228
Cie Financiere Richemont	22,013		2,094,903
Coca-Cola HBC-CDI	8,469	a	198,303
Credit Suisse Group	63,959	a	1,738,567
EMS-Chemie Holding	319	a	137,913
Geberit	1,565		524,163
Givaudan	386	a	631,699
Glencore	447,343	a	2,716,735
Holcim	9,709	a	778,604
Julius Baer Group	9,568	a	405,828
Kuehne + Nagel International	2,216		295,227
Lindt & Spruengli	4		249,102
Lindt & Spruengli-PC	37		192,023
Lonza Group	2,276	a	252,871
Nestle	135,151		10,033,082
Novartis	96,383		8,413,214
Pargesa Holding-BR	1,256		106,101
Partners Group Holding	689		172,908
Roche Holding	29,439		8,552,717
Schindler Holding	876		129,757
Schindler Holding-PC	1,967		293,860
SGS	233		508,393
Sika-BR	91		353,208
Sonova Holding	2,185		339,035
Sulzer	959		126,695
Swatch Group	2,074		208,063
Swatch Group-BR	1,308		700,197
Swiss Life Holding	1,301	a	301,055
Swiss Prime Site	2,276	a	180,514

Swiss Re	14,887	a	1,265,490
Swisscom	992		550,248
Syngenta	3,933		1,398,512
UBS	152,542	a	2,619,787
Zurich Insurance Group	6,283	a	1,826,526
			52,152,106
United Kingdom--21.0%
3i Group	40,656		257,819
Aberdeen Asset Management	39,934		277,192
Admiral Group	7,931		194,743
Aggreko	10,811		313,145
AMEC	12,404		237,121
Anglo American	58,872		1,577,864
Antofagasta	16,062		219,221
ArcelorMittal	42,456		643,699
ARM Holdings	59,359		847,793
ASOS	2,351	a	98,622
Associated British Foods	15,123		707,952
AstraZeneca	52,754		3,843,428
Aviva	124,719		1,054,844
Babcock International Group	21,428		396,837
BAE Systems	131,995		952,632
Barclays	683,063		2,588,320
BG Group	142,506		2,811,526
BHP Billiton	88,998		3,038,870
BP	773,459		6,318,136
British American Tobacco	78,970		4,621,686
British Land	40,668		481,257
British Sky Broadcasting Group	43,839		647,536
BT Group	333,591		2,175,400
Bunzl	14,336		383,589
Burberry Group	18,923		449,623
Capita	28,089		568,171
Carnival	7,529		271,916
Centrica	215,619		1,123,987
Cobham	51,208		251,910
Compass Group	71,514		1,163,968
Croda International	5,720		202,943

Diageo	105,005		3,158,748
Direct Line Insurance Group	62,619		300,993
easyJet	6,447		140,258
Experian	42,468		725,629
Friends Life Group	59,778		334,125
G4S	62,114		263,063
GKN	70,103		402,939
GlaxoSmithKline	203,394		4,909,358
Hammerson	30,395		307,404
Hargreaves Lansdown	10,793		185,402
HSBC Holdings	789,072		8,447,301
ICAP	23,517		137,461
IMI	11,166		266,310
Imperial Tobacco Group	40,146		1,738,758
Inmarsat	19,204		235,698
InterContinental Hotels Group	10,120		409,935
International Consolidated Airlines Group	43,329	a	240,737
Intertek Group	6,956		300,949
Intu Properties	38,266		211,283
Investec	22,476		194,530
ITV	160,167		561,886
J Sainsbury	49,594		261,669
Johnson Matthey	8,747		435,415
Kingfisher	100,826		508,928
Land Securities Group	33,471		586,765
Legal & General Group	250,619		991,500
Lloyds Banking Group	2,386,934	a	2,972,857
London Stock Exchange Group	7,003		228,357
Marks & Spencer Group	68,879		497,829
Meggitt	32,347		276,265
Melrose Industries	45,173		199,588
National Grid	157,301		2,265,630
Next	6,453		735,590
Old Mutual	208,023		684,554
Pearson	34,783		668,225
Persimmon	12,138	a	254,705
Petrofac	10,370		190,483
Prudential	107,891		2,484,408

Randgold Resources	3,572		308,331
Reckitt Benckiser Group	27,318		2,410,709
Reed Elsevier	48,064		774,100
Rexam	28,536		241,330
Rio Tinto	53,183		3,039,925
Rolls-Royce Holdings	79,461	a	1,384,322
Royal Bank of Scotland Group	102,311	a	610,510
Royal Dutch Shell, Cl. A	163,273		6,713,913
Royal Dutch Shell, Cl. B	102,340		4,409,170
Royal Mail	27,821		195,107
RSA Insurance Group	41,264		318,547
SABMiller	40,600		2,211,772
Sage Group	46,544		288,613
Schroders	5,192		208,369
Segro	28,963		174,503
Severn Trent	10,096		328,726
Shire	24,842		2,047,925
Smith & Nephew	36,884		634,930
Smiths Group	16,974		364,154
Sports Direct International	11,250	a	126,098
SSE	40,894		1,002,907
Standard Chartered	102,331		2,122,996
Standard Life	101,021		635,958
Subsea 7	12,720		212,210
Tate & Lyle	18,866		198,601
Tesco	341,256		1,476,775
Travis Perkins	11,023		310,062
TUI Travel	20,087		122,418
Tullow Oil	38,752		474,735
Unilever	54,111		2,343,287
United Utilities Group	29,299		438,798
Vodafone Group	1,106,036		3,682,753
Weir Group	9,166		395,156
Whitbread	7,706		556,424
William Hill	35,017		207,450
WM Morrison Supermarkets	88,859		252,078
Wolseley	11,292		587,687
WPP	56,895		1,131,995

			119,380,629
United States--.1%
Transocean	15,333	a	617,581
Total Common Stocks
(cost $457,634,173)			558,014,408

Preferred Stocks--.6%
Germany
Bayerische Motoren Werke	2,163		205,234
Fuchs Petrolub	2,998		120,433
Henkel & Co.	7,552		843,607
Porsche Automobil Holding	6,504		608,916
Volkswagen	6,881		1,607,483
Total Preferred Stocks
(cost $2,048,515)			3,385,673
	Number of
Rights--.0%	Rights		Value ($)
Spain
Banco Popular Espanol	76,362	a	1,023
Banco Santander	501,722	a	105,477
Zardoya Otis	6,340	a	3,914
Total Rights
(cost $88,123)			110,414
	Principal
Short-Term Investments--.0%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.02%, 9/11/14	82,000	c	81,998
0.04%, 12/11/14	55,000	c	54,991
Total Short-Term Investments
(cost $136,989)			136,989

Other Investment--.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,844,624)	1,844,624	[d]	1,844,624

Total Investments (cost $461,752,424)	98.9%		563,492,108
Cash and Receivables (Net)	1.1%		6,041,375

Net Assets	100.0%	569,533,483

BR-Bearer Certificate
CDI-Chess Depository Interest
PC-Participation Certificate
REIT-Real Estate Investment Trust
RSP-Risparmio (Savings) Shares
SDR-Swedish Depository Receipts
STRIP-Separate Trading of Registered Interest and Principal of Securities

a	Non-income producing security.
b	The valuation of these securities has been determined in good faith by management under the direction of the Board of Directors. At July 31, 2014, the value of these securities amounted to $0 or .0% of net assets.
c	Held by or on behalf of a counterparty for open financial futures contracts.
d	Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $101,739,684 of which $137,271,990 related to appreciated investment securities and $35,532,306 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Financial	25.3
Industrial	12.4
Consumer Discretionary	11.5
Consumer Staples	10.8
Health Care	10.4
Materials	8.1
Energy	6.9
Telecommunication Services	4.9
Information Technology	4.5
Utilities	3.8
Short-Term/Money Market Investments	.3
98.9

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2014 ($)
Financial Futures Long
ASX SPI 200 Index	6	776,429	September 2014	(278)
Euro STOXX 50	58	2,422,362	September 2014	(37,188)
FTSE 100 Index	21	2,369,241	September 2014	(19,542)
TOPIX	11	1,382,151	September 2014	(9,398)
				(66,406)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2014 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

Australian Dollar,
Expiring:
9/17/2014 a	608,735	566,346	563,741	(2,605)
9/17/2014 b	604,606	562,828	559,918	(2,910)
9/17/2014 c	146,062	136,827	135,266	(1,561)
9/17/2014 d	134,700	125,699	124,743	(956)
9/17/2014 e	267,700	249,502	247,914	(1,588)
9/17/2014 f	938,597	870,039	869,222	(817)

British Pound,
Expiring:
9/17/2014 a	172,964	294,253	291,895	(2,358)
9/17/2014 c	243,931	414,376	411,659	(2,717)
9/17/2014 d	67,500	114,640	113,913	(727)
9/17/2014 e	746,508	1,266,395	1,259,810	(6,585)
9/17/2014 f	2,893,412	4,863,629	4,882,935	19,306

Euro,
Expiring:
9/17/2014 a	377,800	510,387	505,972	(4,415)
9/17/2014 c	466,087	633,849	624,211	(9,638)
9/17/2014 d	32,800	44,744	43,928	(816)
9/17/2014 e	392,500	532,266	525,659	(6,607)
9/17/2014 f	1,806,568	2,417,538	2,419,460	1,922
9/17/2014 g	2,666,919	3,607,550	3,571,693	(35,857)

Japanese Yen,
Expiring:
9/17/2014 a	11,418,766	112,509	111,041	(1,468)
9/17/2014 c	250,141,310	2,446,312	2,432,492	(13,820)
9/17/2014 d	12,705,000	124,929	123,549	(1,380)
9/17/2014 e	58,976,603	579,965	573,516	(6,449)
9/17/2014 f	172,474,679	1,677,635	1,677,224	(411)

Sales:		Proceeds ($)
Australian Dollar,
Expiring:
8/6/2014 h	552,324	513,496	513,274	222
9/17/2014 a	1,000,000	928,471	926,086	2,385
9/17/2014 e	880,375	820,782	815,304	5,478

British Pound,
Expiring:
8/5/2014 h	677,812	1,144,350	1,144,353	(3)
9/17/2014 a	77,535	131,354	130,848	506
9/17/2014 c	133,500	227,866	225,295	2,571
9/17/2014 e	2,588,108	4,392,020	4,367,702	24,318

Danish Krone,
Expiring
8/5/2014 h	1,236,750	221,965	222,109	(144)

Euro,
Expiring:
8/4/2014 h	494,906	662,184	662,702	(518)
8/5/2014 h	1,120,613	1,499,381	1,500,553	(1,172)
9/17/2014 e	2,713,813	3,641,186	3,634,497	6,689
9/17/2014 g	1,250,300	1,702,250	1,674,475	27,775

Hong Kong Dollar,
Expiring
8/4/2014 h	736,313	95,008	95,008	-

Japanese Yen,
Expiring:
8/5/2014 h	126,242,396	1,227,621	1,227,263	358
9/17/2014 a	16,438,955	161,062	159,860	1,202
9/17/2014 c	195,223,112	1,899,000	1,898,441	559
9/17/2014 e	145,321,257	1,435,289	1,413,172	22,117

Norwegian Krone,
Expiring
8/5/2014 h	188,719	29,964	30,020	(56)

Singapore Dollar,
Expiring
8/5/2014 h	49,559	39,716	39,727	(11)

Swedish Krona,
Expiring
8/5/2014 h	432,468	62,622	62,693	(71)

Swiss Franc,
Expiring
8/6/2014 h	415,182	456,596	456,872	(276)

Gross Unrealized Appreciation				115,408
Gross Unrealized Depreciation				(105,936)

Counterparties:

a	Bank of America
b	BNP Paribas
c Citigroup
d	HSBC
e	Royal Bank of Canada
f UBS
g	Goldman Sachs International
h	Deutsche Bank

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

		Level 2 -
	Level 1 -	Other		Level 3 -
	Unadjusted	Significant		Significant
	Quoted	Observable		Unobservable
Assets ($)	Prices	Inputs		Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	-	617,581	++	-	617,581
Equity Securities - Foreign Common Stocks+	-	557,396,827	++	0	557,396,827
Equity Securities - Foreign Preferred Stocks+	-	3,385,673	++	-	3,385,673
Mutual Funds	1,844,624	-		-	1,844,624
U.S. Treasury	-	136,989		-	136,989
Rights+	1,023	109,391	++	-	110,414
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+++	-	115,408		-	115,408
Liabilities ($)
Other Financial Instruments:
Financial Futures+++	(66,406)	-		-	(66,406)
Forward Foreign Currency Exchange Contracts+++	-	(105,936)		-	(105,936)

+ See Statement of Investments for additional detailed categorizations.
++ Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
+++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end July 31, 2014 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus S&P 500 Index Fund
July 31, 2014 (Unaudited)

Common Stocks--98.9%	Shares	Value ($)
Automobiles & Components--1.1%
BorgWarner	37,037	2,305,553
Delphi Automotive	46,736	3,121,965
Ford Motor	650,334	11,068,685
General Motors	217,066	7,341,172
Goodyear Tire & Rubber	45,510	1,145,487
Harley-Davidson	36,013	2,226,324
Johnson Controls	109,718	5,183,078
		32,392,264
Banks--5.9%
Bank of America	1,734,889	26,457,057
BB&T	118,580	4,389,832
Citigroup	501,545	24,530,566
Comerica	30,515	1,533,684
Fifth Third Bancorp	138,332	2,833,039
Hudson City Bancorp	75,819	739,235
Huntington Bancshares	137,122	1,346,538
JPMorgan Chase & Co.	624,883	36,037,003
KeyCorp	147,633	1,998,951
M&T Bank	21,726	2,639,709
People's United Financial	51,785	751,918
PNC Financial Services Group	88,203	7,282,040
Regions Financial	234,493	2,377,759
SunTrust Banks	87,567	3,331,924
U.S. Bancorp	299,417	12,584,497
Wells Fargo & Co.	791,340	40,279,206
Zions Bancorporation	29,090	838,374
		169,951,332
Capital Goods--7.4%
3M	103,259	14,548,161
Allegion	15,324	788,113
AMETEK	39,828	1,939,225

Boeing	110,892		13,360,268
Caterpillar	103,260		10,403,445
Cummins	28,685		3,998,402
Danaher	99,326		7,338,205
Deere & Co.	61,105		5,200,647
Dover	27,796		2,383,785
Eaton	78,690		5,344,625
Emerson Electric	115,932		7,379,072
Fastenal	44,355	a	1,967,144
Flowserve	22,609		1,673,970
Fluor	26,548		1,934,553
General Dynamics	53,717		6,272,534
General Electric	1,655,659		41,639,824
Honeywell International	128,629		11,812,001
Illinois Tool Works	62,833		5,175,554
Ingersoll-Rand	41,900		2,463,301
Jacobs Engineering Group	21,884	b	1,111,926
Joy Global	15,900		942,234
L-3 Communications Holdings	13,816		1,450,127
Lockheed Martin	44,303		7,397,272
Masco	60,056		1,249,165
Northrop Grumman	35,820		4,415,531
PACCAR	57,571		3,584,946
Pall	18,712		1,449,619
Parker Hannifin	24,458		2,811,447
Pentair	32,258		2,066,770
Precision Castparts	24,034		5,498,979
Quanta Services	37,100	b	1,242,479
Raytheon	51,351		4,661,130
Rockwell Automation	22,634		2,527,312
Rockwell Collins	21,886		1,603,587
Roper Industries	16,525		2,380,757
Snap-on	9,880		1,187,576
Stanley Black & Decker	24,991		2,185,463
Textron	47,737		1,736,195
United Technologies	139,241		14,641,191
W.W. Grainger	9,933		2,335,745

Xylem	30,179		1,065,017
			213,167,297
Commercial & Professional Services--.7%
ADT	29,092	a	1,012,402
Cintas	16,900		1,057,940
Dun & Bradstreet	6,296		692,749
Equifax	20,328		1,546,758
Iron Mountain	29,741		996,621
Nielsen	49,989		2,304,993
Pitney Bowes	33,479		905,942
Republic Services	44,619		1,692,399
Robert Half International	21,982		1,069,424
Stericycle	13,712	b	1,613,217
Tyco International	76,400		3,296,660
Waste Management	70,295		3,155,543
			19,344,648
Consumer Durables & Apparel--1.3%
Coach	46,390		1,603,238
D.R. Horton	47,535		983,974
Fossil Group	8,471	b	830,158
Garmin	19,416	a	1,068,657
Harman International Industries	11,443		1,242,138
Hasbro	19,354		966,926
Leggett & Platt	24,563		805,666
Lennar, Cl. A	28,394		1,028,715
Mattel	56,424		1,998,820
Michael Kors Holdings	29,292	b	2,386,712
Mohawk Industries	10,263	b	1,280,515
Newell Rubbermaid	47,486		1,542,345
NIKE, Cl. B	121,812		9,395,360
PulteGroup	58,840		1,038,526
PVH	13,650		1,503,957
Ralph Lauren	9,882		1,540,209
Under Armour, Cl. A	26,566	b	1,773,281
VF	57,220		3,505,869
Whirlpool	13,045		1,860,739
			36,355,805

Consumer Services--1.7%
Carnival	70,910		2,568,360
Chipotle Mexican Grill	5,072	b	3,410,920
Darden Restaurants	21,352		998,206
Graham Holdings, Cl. B	706		484,139
H&R Block	43,564		1,399,711
Marriott International, Cl. A	37,266		2,411,483
McDonald's	162,365		15,353,234
Starbucks	124,192		9,647,235
Starwood Hotels & Resorts
Worldwide	31,221	c	2,399,022
Wyndham Worldwide	21,053		1,590,554
Wynn Resorts	13,106		2,794,199
Yum! Brands	73,197		5,079,872
			48,136,935
Diversified Financials--5.0%
Affiliated Managers Group	9,119	b	1,816,961
American Express	149,816		13,183,808
Ameriprise Financial	31,080		3,717,168
Bank of New York Mellon	188,247		7,349,163
Berkshire Hathaway, Cl. B	297,271	b	37,286,702
BlackRock	20,538		6,258,545
Capital One Financial	94,260		7,497,440
Charles Schwab	190,541		5,287,513
CME Group	51,645		3,818,631
Discover Financial Services	76,822		4,690,751
E*TRADE Financial	47,552	b	999,543
Franklin Resources	65,585		3,551,428
Goldman Sachs Group	68,741		11,883,257
IntercontinentalExchange Group	19,208		3,692,162
Invesco	70,270		2,644,260
Legg Mason	16,563		785,914
Leucadia National	51,243		1,266,215
McGraw-Hill Financial	45,294		3,633,485
Moody's	31,268		2,720,316
Morgan Stanley	231,672		7,492,272
NASDAQ OMX Group	19,405		818,697

Navient	70,798		1,217,726
Northern Trust	36,118		2,415,933
State Street	71,317		5,023,569
T. Rowe Price Group	42,363		3,289,911
			142,341,370
Energy--10.5%
Anadarko Petroleum	82,832		8,850,599
Apache	63,807		6,550,427
Baker Hughes	72,243		4,968,151
Cabot Oil & Gas	69,664		2,295,429
Cameron International	33,889	b	2,403,069
Chesapeake Energy	81,423		2,147,125
Chevron	314,322		40,622,975
Cimarex Energy	14,078		1,957,124
ConocoPhillips	202,191		16,680,757
CONSOL Energy	37,413		1,452,373
Denbury Resources	59,913		1,015,525
Devon Energy	62,555		4,722,903
Diamond Offshore Drilling	12,267	a	573,973
Ensco, Cl. A	37,987		1,924,042
EOG Resources	90,450		9,898,848
EQT	24,605		2,308,441
Exxon Mobil	709,967		70,244,135
FMC Technologies	39,325	b	2,390,960
Halliburton	139,730		9,639,973
Helmerich & Payne	17,516		1,861,250
Hess	44,570		4,411,539
Kinder Morgan	110,233		3,966,183
Marathon Oil	113,359		4,392,661
Marathon Petroleum	48,690		4,064,641
Murphy Oil	27,772		1,725,474
Nabors Industries	45,261		1,229,289
National Oilwell Varco	69,852		5,660,806
Newfield Exploration	23,055	b	929,117
Noble	41,487		1,301,447
Noble Energy	59,684		3,968,389
Occidental Petroleum	129,851		12,687,741

ONEOK	33,685		2,170,325
Peabody Energy	41,820	a	634,409
Phillips 66	93,660		7,596,763
Pioneer Natural Resources	23,729		5,255,024
QEP Resources	28,317		935,877
Range Resources	26,934		2,035,941
Rowan, Cl. A	22,060	a	673,271
Schlumberger	214,551		23,255,183
Southwestern Energy	58,635	b	2,379,408
Spectra Energy	109,034		4,461,671
Tesoro	22,345		1,375,111
Transocean	55,159	a	2,225,114
Valero Energy	86,943		4,416,704
Williams	121,898		6,903,084
			301,163,251
Food & Staples Retailing--2.2%
Costco Wholesale	71,983		8,460,882
CVS Caremark	193,929		14,808,418
Kroger	84,203		4,124,263
Safeway	36,884		1,271,023
Sysco	95,585	a	3,411,429
Wal-Mart Stores	265,503		19,535,711
Walgreen	144,359		9,927,568
Whole Foods Market	60,887		2,327,101
			63,866,395
Food, Beverage & Tobacco--5.0%
Altria Group	326,722		13,264,913
Archer-Daniels-Midland	107,956		5,009,158
Brown-Forman, Cl. B	26,922		2,332,791
Campbell Soup	28,657		1,191,845
Coca-Cola	623,708		24,505,487
Coca-Cola Enterprises	40,034		1,819,545
ConAgra Foods	67,846		2,044,200
Constellation Brands, Cl. A	27,400	b	2,281,324
Dr. Pepper Snapple Group	32,456		1,907,115
General Mills	101,632		5,096,845
Hershey	24,738		2,180,655

Hormel Foods	22,424		1,014,910
J.M. Smucker	17,435		1,737,223
Kellogg	42,053		2,516,031
Keurig Green Mountain	21,122		2,519,432
Kraft Foods Group	98,438		5,274,800
Lorillard	58,964		3,566,143
McCormick & Co.	21,959		1,444,463
Mead Johnson Nutrition	33,712		3,082,625
Molson Coors Brewing, Cl. B	25,227		1,703,579
Mondelez International, Cl. A	281,057		10,118,052
Monster Beverage	22,445	b	1,435,582
PepsiCo	249,853		22,012,049
Philip Morris International	260,184		21,337,690
Reynolds American	51,121		2,855,108
Tyson Foods, Cl. A	44,855		1,669,055
			143,920,620
Health Care Equipment & Services--4.3%
Abbott Laboratories	248,437		10,464,166
Aetna	59,166		4,587,140
AmerisourceBergen	37,511		2,884,971
Baxter International	89,787		6,706,191
Becton Dickinson & Co.	31,549		3,667,256
Boston Scientific	220,833	b	2,822,246
C.R. Bard	12,626		1,884,178
Cardinal Health	56,701		4,062,627
CareFusion	33,681	b	1,474,891
Cerner	47,837	b	2,640,602
Cigna	45,556		4,101,862
Covidien	73,618		6,368,693
DaVita HealthCare Partners	29,031	b	2,044,944
DENTSPLY International	24,351		1,130,373
Edwards Lifesciences	17,230	b	1,555,007
Express Scripts Holding	128,232	b	8,931,359
Humana	25,009		2,942,309
Intuitive Surgical	6,336	b	2,899,037
Laboratory Corporation of America
Holdings	14,258	b	1,478,412

McKesson	37,799		7,252,116
Medtronic	165,299		10,205,560
Patterson	15,129		590,182
Quest Diagnostics	24,740		1,511,614
St. Jude Medical	46,128		3,007,084
Stryker	48,593		3,876,264
Tenet Healthcare	16,506	b	871,022
UnitedHealth Group	161,930		13,124,427
Varian Medical Systems	17,036	b	1,399,507
WellPoint	46,690		5,127,029
Zimmer Holdings	28,508		2,852,796
			122,463,865
Household & Personal Products--2.0%
Avon Products	68,407		902,972
Clorox	21,722		1,886,990
Colgate-Palmolive	142,996		9,065,946
Estee Lauder, Cl. A	42,886		3,150,406
Kimberly-Clark	62,398		6,481,280
Procter & Gamble	446,787		34,545,571
			56,033,165
Insurance--2.8%
ACE	55,500		5,555,550
Aflac	75,318		4,499,497
Allstate	72,948		4,263,811
American International Group	240,049		12,477,747
Aon	49,613		4,185,353
Assurant	12,121		767,987
Chubb	40,935		3,549,474
Cincinnati Financial	25,528		1,174,799
Genworth Financial, Cl. A	81,406	b	1,066,419
Hartford Financial Services Group	73,915		2,524,936
Lincoln National	43,654		2,287,033
Loews	51,119		2,153,643
Marsh & McLennan	89,352		4,536,401
MetLife	184,777		9,719,270
Principal Financial Group	44,535		2,212,499
Progressive	88,685		2,078,776

Prudential Financial	76,178		6,625,201
Torchmark	22,816		1,203,316
Travelers	57,558		5,154,894
Unum Group	42,052		1,443,645
XL Group	46,730		1,506,575
			78,986,826
Materials--3.5%
Air Products & Chemicals	34,388		4,537,497
Airgas	10,905		1,165,963
Alcoa	193,236		3,167,138
Allegheny Technologies	18,434		694,040
Avery Dennison	16,804		793,317
Ball	24,085		1,475,447
Bemis	17,235		672,337
CF Industries Holdings	8,659		2,167,694
Dow Chemical	200,845		10,257,154
E.I. du Pont de Nemours & Co.	152,735		9,822,388
Eastman Chemical	25,040		1,972,651
Ecolab	44,525		4,832,298
FMC	21,855		1,425,383
Freeport-McMoRan	169,446		6,306,780
International Flavors & Fragrances	13,884		1,402,145
International Paper	71,415		3,392,212
LyondellBasell Industries, Cl. A	68,996		7,330,825
Martin Marietta Materials	10,232		1,271,121
MeadWestvaco	27,874		1,165,133
Monsanto	86,119		9,739,198
Mosaic	53,704		2,476,291
Newmont Mining	81,945		2,041,250
Nucor	51,456		2,584,120
Owens-Illinois	26,900	b	839,011
PPG Industries	22,596		4,482,143
Praxair	48,703		6,240,802
Sealed Air	30,840		990,581
Sherwin-Williams	13,848		2,855,873
Sigma-Aldrich	20,069		2,015,329
Vulcan Materials	21,338		1,347,068

			99,463,189
Media--3.6%
Cablevision Systems (NY Group),
Cl. A	34,201	a	657,343
CBS, Cl. B	80,948		4,600,275
Comcast, Cl. A	427,776		22,984,404
DIRECTV	78,297	b	6,737,457
Discovery Communications, Cl. A	36,136	b	3,079,149
Gannett	36,403		1,191,106
Interpublic Group of Cos.	69,062		1,361,212
News Corp., Cl. A	81,429		1,437,222
Omnicom Group	42,651		2,985,143
Scripps Networks Interactive, Cl.
A	17,659		1,455,278
Time Warner	146,247		12,141,426
Time Warner Cable	45,993		6,673,584
Twenty-First Century Fox, Cl. A	318,046		10,075,697
Viacom, Cl. B	65,125		5,383,884
Walt Disney	266,147		22,856,704
			103,619,884
Pharmaceuticals, Biotech & Life Sciences--9.1%
AbbVie	262,514		13,739,983
Actavis	43,679	b	9,358,626
Agilent Technologies	54,800		3,073,732
Alexion Pharmaceuticals	32,592	b	5,181,802
Allergan	49,296		8,176,235
Amgen	124,504		15,860,565
Biogen Idec	39,042	b	13,055,254
Bristol-Myers Squibb	273,555		13,847,354
Celgene	133,050	b	11,595,307
Eli Lilly & Co.	161,382		9,853,985
Gilead Sciences	253,554	b	23,212,869
Hospira	26,918	b	1,493,141
Johnson & Johnson	467,101		46,752,139
Merck & Co.	482,787		27,393,334
Mylan	61,449	b	3,033,737
PerkinElmer	17,732		819,573

Perrigo Company	21,872		3,290,642
Pfizer	1,053,171		30,226,008
Regeneron Pharmaceuticals	12,924	b	4,086,827
Thermo Fisher Scientific	65,852		8,001,018
Vertex Pharmaceuticals	38,687	b	3,439,661
Waters	14,068	b	1,455,194
Zoetis	83,619		2,751,901
			259,698,887
Real Estate--2.2%
American Tower	64,378	c	6,076,639
Apartment Investment & Management,
Cl. A	22,835	c	780,500
AvalonBay Communities	20,264	c	3,000,693
Boston Properties	25,043	c	2,991,386
CBRE Group, Cl. A	44,667	b	1,377,530
Crown Castle International	55,023		4,081,606
Equity Residential	54,384	c	3,515,926
Essex Property Trust	10,166	c	1,927,169
General Growth Properties	84,260	c	1,969,156
HCP	73,913	c	3,069,607
Health Care	50,364	c	3,204,661
Host Hotels & Resorts	124,896	c	2,715,239
Kimco Realty	67,534	c	1,511,411
Macerich	23,810	c	1,547,888
Plum Creek Timber	27,413	c	1,134,076
Prologis	80,962	c	3,304,059
Public Storage	23,516	c	4,035,581
Simon Property Group	51,914	c	8,731,416
Ventas	48,661	c	3,089,973
Vornado Realty Trust	29,236	c	3,099,601
Weyerhaeuser	89,449	c	2,801,543
			63,965,660
Retailing--4.0%
Amazon.com	61,537	b	19,260,466
AutoNation	11,159	b	594,998
AutoZone	5,564	b	2,876,755
Bed Bath & Beyond	33,863	a,b	2,143,189

Best Buy	44,670		1,328,039
CarMax	37,147	b	1,813,145
Dollar General	49,178	b	2,716,101
Dollar Tree	33,429	b	1,820,878
Expedia	16,900		1,342,198
Family Dollar Stores	16,062		1,200,634
GameStop, Cl. A	18,873	a	792,100
Gap	42,571		1,707,523
Genuine Parts	25,436		2,106,610
Home Depot	226,326		18,298,457
Kohl's	33,411		1,788,825
L Brands	40,284		2,335,263
Lowe's	165,305		7,909,844
Macy's	60,559		3,499,705
Netflix	9,876	b	4,174,783
Nordstrom	23,629		1,635,836
O'Reilly Automotive	17,715	b	2,657,250
PetSmart	16,598		1,130,988
Priceline Group	8,609	b	10,696,252
Ross Stores	35,050		2,257,220
Staples	104,338		1,209,277
Target	103,995		6,197,062
The TJX Companies	117,122		6,241,431
Tiffany & Co.	18,066		1,763,422
Tractor Supply	23,391		1,454,218
TripAdvisor	17,948	b	1,702,188
Urban Outfitters	18,880	b	674,582
			115,329,239
Semiconductors & Semiconductor Equipment--2.4%
Altera	53,879		1,762,921
Analog Devices	51,397		2,550,833
Applied Materials	200,915		4,211,178
Avago Technologies	40,993		2,844,094
Broadcom, Cl. A	91,127		3,486,519
First Solar	11,712	a,b	739,144
Intel	821,863		27,852,937
KLA-Tencor	27,685		1,979,201

Lam Research	27,113		1,897,910
Linear Technology	39,669		1,750,791
Microchip Technology	33,134	a	1,491,693
Micron Technology	176,675	b	5,397,421
NVIDIA	89,282		1,562,435
Texas Instruments	177,486		8,208,728
Xilinx	45,164		1,857,595
			67,593,400
Software & Services--10.2%
Accenture, Cl. A	104,770		8,306,166
Adobe Systems	76,387	b	5,279,106
Akamai Technologies	30,159	b	1,779,984
Alliance Data Systems	8,773	b	2,301,070
Autodesk	37,913	b	2,022,659
Automatic Data Processing	79,181		6,438,207
CA	52,628		1,519,897
Citrix Systems	27,293	b	1,848,555
Cognizant Technology Solutions,
Cl. A	99,375	b	4,874,344
Computer Sciences	24,327		1,517,762
eBay	188,656	b	9,961,037
Electronic Arts	49,773	b	1,672,373
Facebook, Cl. A	283,847	b	20,621,485
Fidelity National Information
Services	47,106		2,656,778
Fiserv	42,048	b	2,593,100
Google, Cl. A	46,769	b	27,104,974
Google, Cl. C	46,769	b	26,733,160
International Business Machines	157,402		30,169,241
Intuit	46,841		3,839,557
MasterCard, Cl. A	166,137		12,319,059
Microsoft	1,240,740		53,550,338
Oracle	568,438		22,959,211
Paychex	52,399		2,148,883
Red Hat	32,166	b	1,869,488
salesforce.com	92,678	b	5,027,782
Symantec	113,810		2,692,745

Teradata	25,437	b	1,072,424
Total System Services	27,531		880,992
VeriSign	21,933	b	1,185,479
Visa, Cl. A	83,056		17,525,647
Western Union	94,059	a	1,643,211
Xerox	180,387		2,391,932
Yahoo!	154,080	b	5,517,605
			292,024,251
Technology Hardware & Equipment--6.6%
Amphenol, Cl. A	25,539		2,456,086
Apple	997,219		95,304,220
Cisco Systems	845,273		21,326,238
Corning	215,088		4,226,479
EMC	337,988		9,903,048
F5 Networks	12,470	b	1,403,997
FLIR Systems	24,886		828,206
Harris	17,526		1,196,500
Hewlett-Packard	310,528		11,057,902
Jabil Circuit	31,721		633,151
Juniper Networks	76,456		1,799,774
Motorola Solutions	38,067		2,424,107
NetApp	53,515		2,078,523
QUALCOMM	278,683		20,538,937
SanDisk	37,757		3,462,694
Seagate Technology	53,230		3,119,278
TE Connectivity	66,800		4,134,252
Western Digital	34,397		3,433,853
			189,327,245
Telecommunication Services--2.5%
AT&T	854,878		30,425,108
CenturyLink	94,056		3,690,757
Frontier Communications	161,677	a	1,058,984
Verizon Communications	683,724		34,473,364
Windstream Holdings	104,718	a	1,200,068
			70,848,281
Transportation--2.0%
C.H. Robinson Worldwide	25,030		1,688,524

CSX	164,420	4,919,446
Delta Air Lines	139,421	5,222,711
Expeditors International of
Washington	32,522	1,404,300
FedEx	45,913	6,743,701
Kansas City Southern	18,339	2,000,051
Norfolk Southern	50,703	5,154,467
Ryder System	8,085	696,361
Southwest Airlines	113,590	3,212,325
Union Pacific	149,242	14,671,981
United Parcel Service, Cl. B	117,177	11,376,715
		57,090,582
Utilities--2.9%
AES	106,357	1,553,876
AGL Resources	18,594	960,194
Ameren	40,579	1,560,263
American Electric Power	79,274	4,121,455
CenterPoint Energy	70,952	1,725,553
CMS Energy	44,643	1,291,522
Consolidated Edison	48,859	2,740,501
Dominion Resources	96,072	6,498,310
DTE Energy	29,624	2,186,844
Duke Energy	116,304	8,389,008
Edison International	53,319	2,921,881
Entergy	28,897	2,104,569
Exelon	140,542	4,368,045
FirstEnergy	69,607	2,172,434
Integrys Energy Group	13,210	866,048
NextEra Energy	71,901	6,750,785
NiSource	50,822	1,914,973
Northeast Utilities	51,429	2,257,733
NRG Energy	53,679	1,661,902
Pepco Holdings	41,450	1,112,932
PG&E	76,694	3,425,921
Pinnacle West Capital	17,749	949,394
PPL	103,100	3,401,269
Public Service Enterprise Group	84,387	2,967,891

SCANA	23,709	a	1,206,314
Sempra Energy	37,691		3,758,170
Southern	147,053		6,365,924
TECO Energy	36,560		638,338
Wisconsin Energy	38,169	a	1,663,405
Xcel Energy	80,377		2,475,612
			84,011,066
Total Common Stocks
(cost $1,141,049,604)			2,831,095,457
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.02%, 9/11/14
(cost $1,814,964)	1,815,000	[d]	1,814,975

Other Investment--1.0%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $30,095,951)	30,095,951	[e]	30,095,951
Investment of Cash Collateral for
Securities Loaned--.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $12,532,669)	12,532,669	[e]	12,532,669
Total Investments (cost $1,185,493,188)	100.4%		2,875,539,052
Liabilities, Less Cash and Receivables	(.4%)		(12,120,345)
Net Assets	100.0%		2,863,418,707

a	Security, or portion thereof, on loan. At July 31, 2014, the value of the fund's securities on loan was $21,354,265 and the value of the collateral held by the fund was $22,208,438, consisting of cash collateral of $12,532,669 and U.S.
Government & Agency securities valued at $9,675,769.
b	Non-income producing security.
c	Investment in real estate investment trust.
d	Held by or on behalf of a counterparty for open financial futures contracts.
e	Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $1,690,045,864 of which $1,712,869,413 related to appreciated investment securities and $22,823,549 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	10.5
Software & Services	10.2
Pharmaceuticals, Biotech & Life Sciences	9.1
Capital Goods	7.4
Technology Hardware & Equipment	6.6
Banks	5.9
Diversified Financials	5.0
Food, Beverage & Tobacco	5.0
Health Care Equipment & Services	4.3
Retailing	4.0
Media	3.6
Materials	3.5
Utilities	2.9
Insurance	2.8
Telecommunication Services	2.5
Semiconductors & Semiconductor Equipment	2.4
Food & Staples Retailing	2.2
Real Estate	2.2
Household & Personal Products	2.0
Transportation	2.0
Consumer Services	1.7
Short-Term/Money Market Investments	1.5
Consumer Durables & Apparel	1.3
Automobiles & Components	1.1
Commercial & Professional Services	.7
100.4

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2014	($)
Financial Futures Long
Standard & Poor's 500 E-mini	346	33,299,040	September 2014	(721,309)

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	2,823,940,609	-	-	2,823,940,609
Equity Securities - Foreign Common Stocks+	7,154,848	-	-	7,154,848
Mutual Funds	42,628,620	-	-	42,628,620
U.S. Treasury	-	1,814,975	-	1,814,975
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(721,309)	-	-	(721,309)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Smallcap Stock Index Fund
July 31, 2014 (Unaudited)

Common Stocks--99.2%	Shares		Value ($)
Automobiles & Components--.6%
Dorman Products	78,281	a	3,395,830
Drew Industries	61,716		2,777,220
Standard Motor Products	53,229		1,918,905
Superior Industries International	37,955		710,138
Winnebago Industries	70,269	a	1,651,322
			10,453,415
Banks--7.9%
Bank Mutual	165,021		995,077
Bank of the Ozarks	155,517		4,785,258
Banner	65,139		2,621,193
BBCN Bancorp	185,555		2,787,036
BofI Holding	29,392	a	2,192,349
Boston Private Financial Holdings	260,877		3,255,745
Brookline Bancorp	126,998		1,146,792
Cardinal Financial	55,292		976,457
City Holding	37,313		1,554,086
Columbia Banking System	121,171		3,088,649
Community Bank System	92,193		3,247,959
CVB Financial	284,178		4,345,082
Dime Community Bancshares	49,857		753,838
F.N.B.	397,774		4,892,620
First BanCorp	336,333	a	1,728,752
First Commonwealth Financial	283,544		2,427,137
First Financial Bancorp	143,697		2,348,009
First Financial Bankshares	158,776		4,664,839
First Midwest Bancorp	231,751		3,754,366
Glacier Bancorp	217,186		5,751,085
Hanmi Financial	112,595		2,378,006
Home BancShares	119,700		3,598,182
Independent Bank	47,972		1,751,458
MB Financial	149,666		4,032,002

National Penn Bancshares	341,954		3,522,126
NBT Bankcorp	91,610		2,140,926
Northwest Bancshares	219,534		2,722,222
Old National Bancorp	319,158		4,270,334
Oritani Financial	136,475		2,019,830
Pinnacle Financial Partners	101,121		3,741,477
PrivateBancorp	198,088		5,704,934
Provident Financial Services	162,688		2,718,516
S&T Bancorp	99,683		2,425,287
Simmons First National, Cl. A	54,265		2,150,522
Sterling Bancorp	180,094		2,143,119
Susquehanna Bancshares	459,246		4,675,124
Taylor Capital Group	19,934	a	424,993
Texas Capital Bancshares	104,390	a	5,433,500
Tompkins Financial	20,235		900,053
TrustCo Bank	184,658		1,216,896
UMB Financial	91,057		5,156,558
United Bankshares	153,943		4,938,491
United Community Banks	135,541		2,243,204
ViewPoint Financial Group	105,269		2,646,463
Wilshire Bancorp	169,402		1,595,767
Wintrust Financial	123,525		5,722,913
			137,589,232
Capital Goods--10.1%
AAON	131,840		2,586,691
AAR	117,743		3,167,287
Aceto	70,596		1,183,189
Actuant, Cl. A	196,005		6,327,041
Aegion	91,284	a	2,091,316
Aerovironment	36,172	a	1,139,056
Albany International, Cl. A	81,615		2,925,082
American Science & Engineering	22,657		1,422,860
American Woodmark	43,628	a	1,282,663
Apogee Enterprises	69,254		2,247,292
Applied Industrial Technologies	114,890		5,567,569
Astec Industries	52,446		2,038,576
AZZ	57,589		2,513,184
Barnes Group	124,422		4,261,453

Briggs & Stratton	156,407		2,866,940
CIRCOR International	47,937		3,445,232
Comfort Systems USA	110,011		1,639,164
Cubic	47,076		2,064,753
Curtiss-Wright	129,134		8,201,300
DXP Enterprises	28,587	a	2,030,535
Dycom Industries	84,214	a	2,368,098
EMCOR Group	177,488		7,264,584
Encore Wire	54,756		2,296,467
EnerSys	126,861		8,046,793
Engility Holdings	62,414	a	2,157,028
EnPro Industries	55,183	a	3,775,621
ESCO Technologies	86,193		2,891,775
Federal Signal	202,878		2,933,616
Franklin Electric	92,574		3,392,837
GenCorp	132,148	a	2,345,627
General Cable	131,907		2,932,293
Gibraltar Industries	67,653	a	993,823
Griffon	120,012		1,292,529
Hillenbrand	162,403		4,880,210
John Bean Technologies	83,222		2,167,933
Kaman	62,967		2,519,310
Lindsay	37,246		3,015,064
Lydall	49,238	a	1,242,275
Moog, Cl. A	125,682	a	8,297,526
Mueller Industries	138,050		3,841,931
National Presto Industries	9,225		591,323
Orbital Sciences	164,483	a	4,222,279
Orion Marine Group	50,589	a	546,867
PGT	82,599	a	764,867
Powell Industries	17,611		1,028,659
Quanex Building Products	109,758		1,875,764
Simpson Manufacturing	123,795		3,764,606
Standex International	35,494		2,340,829
Taser International	149,097	a	1,798,110
Teledyne Technologies	105,173	a	9,591,778
Tennant	46,071		3,360,879
Titan International	105,910		1,580,177

Toro	156,363		9,277,017
Universal Forest Products	60,167		2,634,111
Veritiv	21,493		858,001
Vicor	30,461	a	240,033
Watts Water Technologies, Cl. A	73,570		4,300,902
			176,432,725
Commercial & Professional Services--3.5%
ABM Industries	122,066		3,004,044
Brady, Cl. A	120,903		3,161,613
CDI	36,364		504,369
Exponent	34,028		2,418,710
G&K Services, Cl. A	55,458		2,666,975
Healthcare Services Group	166,387		4,349,356
Heidrick & Struggles International	36,877		688,494
Insperity	57,339		1,829,687
Interface	153,035		2,425,605
Kelly Services, Cl. A	90,009		1,434,743
Korn/Ferry International	143,007	a	4,207,266
Mobile Mini	101,295		3,824,899
Navigant Consulting	146,509	a	2,391,027
On Assignment	124,296	a	3,357,235
Resources Connection	104,396		1,576,380
Tetra Tech	156,083		3,789,695
The Brink's Company	147,480		3,958,363
TrueBlue	131,143	a	3,539,550
UniFirst	46,438		4,514,238
United Stationers	107,777		4,158,037
Viad	41,695		884,768
WageWorks	70,876	a	2,958,364
			61,643,418
Consumer Durables & Apparel--3.8%
Arctic Cat	41,737		1,485,837
Callaway Golf	148,917		1,131,769
Crocs	197,221	a	3,129,897
Ethan Allen Interiors	78,233		1,793,100
G-III Apparel Group	48,738	a	3,785,480
Helen of Troy	67,487	a	3,619,328
Iconix Brand Group	133,749	a	5,648,220

iRobot	71,546	a	2,315,944
La-Z-Boy	165,823		3,488,916
M/I Homes	58,256	a	1,198,908
Meritage Homes	93,735	a	3,590,050
Movado Group	60,784		2,487,889
Oxford Industries	38,198		2,275,455
Perry Ellis International	15,275	a	281,060
Quiksilver	318,458	a	952,189
Ryland Group	122,574		3,934,625
Skechers USA, Cl. A	108,515	a	5,661,228
Standard Pacific	379,595	a	2,862,146
Steven Madden	162,307	a	5,169,478
Sturm Ruger & Co.	52,900		2,642,884
Universal Electronics	45,404	a	2,162,593
Wolverine World Wide	275,531		6,684,382
			66,301,378
Consumer Services--4.2%
American Public Education	54,730	a	1,953,861
Biglari Holdings	2,576	a	1,094,826
BJ's Restaurants	51,041	a	1,749,175
Bob Evans Farms	64,670		3,072,472
Boyd Gaming	181,231	a	1,993,541
Buffalo Wild Wings	52,334	a	7,605,177
Capella Education	29,091		1,860,660
Career Education	123,606	a	631,627
Cracker Barrel Old Country Store	65,810		6,380,938
DineEquity	44,028		3,568,469
Interval Leisure Group	110,766		2,346,024
ITT Educational Services	56,861	a	809,132
Jack in the Box	110,811		6,337,281
Marcus	68,456		1,209,618
Marriott Vacations Worldwide	84,754	a	4,877,593
Matthews International, Cl. A	77,425		3,367,213
Monarch Casino & Resort	38,400	a	479,232
Multimedia Games Holding Company	86,522	a	2,086,911
Papa John's International	72,765		3,033,573
Pinnacle Entertainment	146,619	a	3,196,294
Red Robin Gourmet Burgers	34,034	a	2,190,428

Regis	77,597		1,080,926
Ruby Tuesday	125,927	a	756,821
Ruth's Hospitality Group	110,912		1,258,851
Scientific Games, Cl. A	68,510	a	585,075
Sonic	149,562	a	3,088,455
Strayer Education	29,270	a	1,516,771
Texas Roadhouse	170,426		4,240,199
Universal Technical Institute	43,320		518,540
			72,889,683
Diversified Financials--3.9%
Calamos Asset Management, Cl. A	67,277		797,905
Cash America International	80,202		3,560,167
Encore Capital Group	50,836	a	2,159,513
Evercore Partners, Cl. A	100,866		5,503,249
EZCORP, Cl. A	120,166	a	1,176,425
Financial Engines	137,292		5,347,523
First Cash Financial Services	78,462	a	4,426,041
FXCM, Cl. A	59,863		815,334
Green Dot, Cl. A	89,763	a	1,614,836
Greenhill & Co.	72,499		3,318,279
HFF, Cl. A	102,414		3,477,979
Interactive Brokers Group, Cl. A	111,902		2,575,425
Investment Technology Group	124,506	a	2,277,215
MarketAxess Holdings	109,372		6,149,988
Piper Jaffray	49,556	a	2,557,090
Portfolio Recovery Associates	138,692	a	8,177,280
Stifel Financial	154,892	a	7,092,505
Virtus Investment Partners	19,816		4,063,271
World Acceptance	30,532	a	2,475,535
			67,565,560
Energy--4.8%
Approach Resources	87,128	a	1,833,173
Arch Coal	529,617		1,572,962
Basic Energy Services	90,847	a	2,179,420
Bristow Group	91,541		6,533,281
C&J Energy Services	117,625	a	3,524,045
Carrizo Oil & Gas	111,394	a	6,840,706
Cloud Peak Energy	134,641	a	2,084,243

Comstock Resources	131,714		3,116,353
Contango Oil & Gas	41,176	a	1,656,510
Era Group	61,168	a	1,639,302
Exterran Holdings	158,565		6,699,371
Forest Oil	389,066	a	793,695
Geospace Technologies	29,863	a	1,201,687
Green Plains	92,148		3,454,629
Gulf Island Fabrication	35,016		682,812
Hornbeck Offshore Services	80,923	a	3,536,335
ION Geophysical	416,928	a	1,563,480
Matrix Service	76,699	a	2,059,368
Newpark Resources	252,175	a	3,084,100
Northern Oil and Gas	145,444	a	2,340,194
PDC Energy	101,238	a	5,493,174
Penn Virginia	123,345	a	1,605,952
PetroQuest Energy	161,289	a	1,033,862
Pioneer Energy Services	161,123	a	2,370,119
SEACOR Holdings	56,943	a	4,325,390
Stone Energy	148,304	a	5,642,967
Swift Energy	97,977	a	1,082,646
Synergy Resources	168,415	a	1,771,726
Tesco	108,185		2,111,771
TETRA Technologies	203,646	a	2,242,142
			84,075,415
Food & Staples Retailing--.7%
Andersons	74,346		4,016,171
Casey's General Stores	101,424		6,711,226
SpartanNash	88,633		1,857,748
			12,585,145
Food, Beverage & Tobacco--2.5%
Alliance One International	333,748	a	757,608
Annie's	54,914	a	1,602,391
B&G Foods	125,611		3,525,901
Boston Beer, Cl. A	21,266	a	4,687,026
Cal-Maine Foods	35,694		2,541,413
Calavo Growers	25,423		876,839
Darling Ingredients	412,007	a	7,712,771
Diamond Foods	47,018	a	1,262,903

J&J Snack Foods	37,416		3,370,807
Sanderson Farms	58,494		5,328,218
Seneca Foods, Cl. A	22,294	a	638,054
Snyder's-Lance	144,276		3,579,488
TreeHouse Foods	107,950	a	7,934,325
			43,817,744
Health Care Equipment & Services--8.1%
Abaxis	56,193		2,664,110
ABIOMED	84,454	a	2,162,022
Air Methods	87,516	a	4,397,679
Almost Family	13,758	a	322,488
Amedisys	78,623	a	1,586,612
AMN Healthcare Services	124,131	a	1,626,116
AmSurg	108,142	a	5,164,862
Analogic	40,584		2,918,395
Anika Therapeutics	42,402	a	1,783,428
Bio-Reference Labs	55,869	a	1,753,728
Cantel Medical	84,349		2,828,222
Centene	157,831	a	11,378,037
Chemed	52,189		5,315,450
Computer Programs & Systems	24,403		1,606,205
CONMED	78,023		3,042,897
CorVel	34,141	a	1,375,199
Cross Country Healthcare	75,159	a	540,393
CryoLife	87,117		858,102
Cyberonics	62,683	a	3,727,758
Cynosure, Cl. A	27,199	a	618,505
Ensign Group	47,865		1,576,194
Gentiva Health Services	47,916	a	867,280
Greatbatch	63,133	a	3,125,715
Haemonetics	133,757	a	4,757,736
Hanger	82,302	a	2,604,858
HealthStream	47,212	a	1,178,412
Healthways	83,531	a	1,444,251
ICU Medical	37,464	a	2,182,278
Integra LifeSciences Holdings	52,922	a	2,509,561
Invacare	78,435		1,174,172
IPC The Hospitalist	41,222	a	2,027,298

Kindred Healthcare	164,149		3,923,161
Landauer	29,920		1,291,048
LHC Group	45,193	a	1,061,132
Magellan Health	80,568	a	4,640,717
Masimo	133,117	a	3,205,457
MedAssets	162,212	a	3,445,383
Medidata Solutions	122,576	a	5,496,308
Meridian Bioscience	120,398		2,373,045
Merit Medical Systems	89,044	a	1,143,325
Molina Healthcare	74,919	a	3,060,441
MWI Veterinary Supply	32,118	a	4,536,989
Natus Medical	85,707	a	2,465,790
Neogen	88,482	a	3,863,124
NuVasive	116,837	a	4,367,367
Omnicell	100,677	a	2,758,550
PharMerica	87,688	a	2,366,699
Quality Systems	140,252		2,175,309
SurModics	55,148	a	1,047,261
Symmetry Medical	124,679	a	1,098,422
West Pharmaceutical Services	197,004		8,027,913
			141,465,404
Household & Personal Products--.4%
Central Garden & Pet, Cl. A	93,361	a	871,058
Inter Parfums	50,373		1,316,246
Medifast	42,236	a	1,212,596
WD-40	39,322		2,625,137
			6,025,037
Insurance--1.8%
AMERISAFE	41,460		1,517,436
eHealth	42,233	a	874,223
Employers Holdings	97,538		2,077,559
HCI Group	23,906		953,849
Horace Mann Educators	90,463		2,591,765
Infinity Property & Casualty	27,988		1,812,503
Meadowbrook Insurance Group	69,905		421,527
Navigators Group	32,336	a	1,966,029
ProAssurance	147,104		6,418,148
RLI	79,775		3,409,584

Safety Insurance Group	28,939		1,447,239
Selective Insurance Group	158,735		3,538,203
Stewart Information Services	68,040		2,005,139
United Fire Group	60,477		1,709,080
Universal Insurance Holdings	81,508		982,986
			31,725,270
Materials--6.1%
A. Schulman	78,696		3,127,379
A.M. Castle & Co.	79,534	a	658,542
AK Steel Holding	364,172	a	3,313,965
American Vanguard	25,108		318,621
Balchem	84,634		4,231,700
Boise Cascade	84,069	a	2,366,542
Calgon Carbon	164,715	a	3,491,958
Century Aluminum	127,164	a	2,390,683
Clearwater Paper	62,002	a	4,191,335
Deltic Timber	21,708		1,326,359
Flotek Industries	108,709	a	3,136,255
FutureFuel	97,102		1,530,328
Glatfelter	103,789		2,470,178
Globe Specialty Metals	198,447		3,776,446
H.B. Fuller	122,244		5,458,195
Hawkins	9,943		340,548
Haynes International	24,753		1,232,699
Headwaters	198,039	a	2,117,037
Innophos Holdings	51,498		3,112,024
Intrepid Potash	111,348	a	1,649,064
Kaiser Aluminum	52,833		4,079,764
KapStone Paper and Packaging	199,060	a	5,920,044
Koppers Holdings	59,774		2,153,657
Kraton Performance Polymers	74,046	a	1,526,088
LSB Industries	40,348	a	1,553,801
Materion	63,036		2,036,693
Myers Industries	58,642		1,083,704
Neenah Paper	49,555		2,458,919
Olympic Steel	40,857		895,994
OM Group	82,017		2,318,621
Quaker Chemical	38,920		2,748,141

RTI International Metals	75,424	a	1,875,041
Schweitzer-Mauduit International	78,601		3,209,279
Stepan	53,146		2,557,386
Stillwater Mining	335,924	a	6,013,040
SunCoke Energy	183,659	a	4,192,935
Tredegar	46,188		902,514
US Silica Holdings	140,805		7,916,057
Wausau Paper	154,403		1,554,838
Zep	56,036		873,601
			106,109,975
Media--.3%
E.W. Scripps, Cl. A	95,338	a	2,066,928
Harte-Hanks	143,675		942,508
Scholastic	59,370		2,102,885
Sizmek	73,893	a	671,687
			5,784,008
Pharmaceuticals, Biotech & Life Sciences--3.7%
Acorda Therapeutics	106,841	a	3,127,236
Affymetrix	244,366	a	2,101,548
Akorn	205,332	a	6,966,915
Albany Molecular Research	48,747	a	928,143
Cambrex	66,534	a	1,401,871
DepoMed	152,769	a	1,520,052
Emergent BioSolutions	97,543	a	2,145,946
Impax Laboratories	181,458	a	4,244,303
Lannett Company	72,845	a	2,448,320
Ligand Pharmaceuticals	62,282	a	3,062,406
Luminex	102,315	a	1,862,133
Medicines	152,029	a	3,552,918
Momenta Pharmaceuticals	121,863	a	1,296,622
PAREXEL International	160,401	a	8,591,078
Prestige Brands Holdings	139,447	a	4,294,968
Questcor Pharmaceuticals	151,991		13,674,630
Repligen	78,465	a	1,645,411
Sagent Pharmaceuticals	56,082	a	1,428,969
Spectrum Pharmaceuticals	114,974	a	809,417
			65,102,886
Real Estate--8.3%

Acadia Realty Trust	133,591	b	3,771,274
Agree Realty	35,984	b	1,053,612
American Assets Trust	100,319	b	3,439,939
Associated Estates Realty	134,133	b	2,370,130
Capstead Mortgage	289,004	b	3,710,811
CareTrust REIT	47,865		816,577
Cedar Realty Trust	228,442	b	1,439,185
Chesapeake Lodging Trust	129,324	b	3,838,336
CoreSite Realty	48,998	b	1,600,275
Cousins Properties	520,551	b	6,444,421
DiamondRock Hospitality	560,592	b	6,872,858
EastGroup Properties	86,522	b	5,395,512
Education Realty Trust	325,134	b	3,433,415
EPR Properties	148,700	b	8,014,930
Forestar Group	74,024	a	1,384,249
Franklin Street Properties	193,396	b	2,347,827
Geo Group	204,421		7,034,127
Getty Realty	76,028	b	1,396,634
Government Properties Income Trust	199,496	b	4,658,232
Healthcare Realty Trust	234,302	b	5,787,259
Inland Real Estate	255,035	b	2,637,062
Kite Realty Group Trust	801,330	b	4,888,113
Lexington Realty Trust	537,238	b	5,877,384
LTC Properties	105,740	b	4,053,014
Medical Properties Trust	416,270	b	5,602,994
Parkway Properties	167,002	b	3,461,951
Pennsylvania Real Estate
Investment Trust	169,457	b	3,258,658
Post Properties	148,176	b	8,031,139
PS Business Parks	58,952	b	4,863,540
Retail Opportunity Investments	224,765	b	3,468,124
Sabra Health Care	109,185	b	3,024,425
Saul Centers	31,599	b	1,506,324
Sovran Self Storage	92,292	b	7,080,642
Tanger Factory Outlet Centers	269,137	b	9,325,597
Universal Health Realty Income
Trust	30,109	b	1,266,385
Urstadt Biddle Properties, Cl. A	68,697	b	1,407,602

			144,562,557
Retailing--5.0%
Aeropostale	91,572	a	304,019
Barnes & Noble	109,406	a	2,277,833
Big 5 Sporting Goods	52,516		520,434
Blue Nile	37,348	a	961,711
Brown Shoe Co.	114,211		3,219,608
Buckle	76,831		3,418,979
Cato, Cl. A	78,711		2,429,021
Christopher & Banks	128,538	a	1,099,000
Finish Line, Cl. A	124,121		3,263,141
Francesca's Holdings	117,440	a	1,500,883
Fred's, Cl. A	79,659		1,261,002
FTD Companies	44,529		1,466,785
Genesco	59,617	a	4,546,989
Group 1 Automotive	51,281		3,790,692
Haverty Furniture	78,802		1,751,768
Hibbett Sports	59,262	a	2,957,766
Kirkland's	55,971	a	1,052,815
Lithia Motors, Cl. A	63,736		5,662,944
Lumber Liquidators Holdings	71,917	a	3,899,340
MarineMax	67,158	a	1,119,524
Men's Wearhouse	121,870		6,132,498
Monro Muffler Brake	70,654		3,588,517
NutriSystem	81,506		1,308,171
Outerwall	64,132	a	3,528,543
PEP Boys-Manny Moe & Jack	103,277	a	1,092,671
PetMed Express	59,167		810,588
Pool	121,101		6,631,491
Select Comfort	136,587	a	2,759,057
Sonic Automotive, Cl. A	82,850		2,014,912
Stage Stores	59,858		1,078,641
Stein Mart	53,935		700,076
The Children's Place	66,660		3,346,332
Tuesday Morning	92,686	a	1,525,612
Vitamin Shoppe	76,066	a	3,244,215
VOXX International	67,218	a	666,130
Zumiez	51,508	a	1,434,498

			86,366,206
Semiconductors & Semiconductor Equipment--4.0%
Advanced Energy Industries	108,587	a	1,826,433
Brooks Automation	225,574		2,296,343
Cabot Microelectronics	62,900	a	2,527,951
Ceva	53,662	a	763,610
Cirrus Logic	186,998	a	4,194,365
Cohu	53,365		595,020
Diodes	118,922	a	3,032,511
DSP Group	61,946	a	549,461
Entropic Communications	160,534	a	447,890
Exar	140,771	a	1,355,625
GT Advanced Technologies	323,006	a	4,470,403
Kopin	154,486	a	529,887
Kulicke & Soffa Industries	211,891	a	2,885,955
Micrel	73,470		768,496
Microsemi	250,325	a	6,002,793
MKS Instruments	147,182		4,677,444
Monolithic Power Systems	96,878		3,995,249
Nanometrics	42,212	a	656,819
Pericom Semiconductor	88,145	a	778,320
Power Integrations	88,741		4,776,928
Rubicon Technology	33,191	a	249,928
Rudolph Technologies	62,881	a	579,134
Synaptics	89,886	a	6,492,466
Tessera Technologies	114,229		2,902,559
TriQuint Semiconductor	445,417	a	8,008,598
Ultratech	56,921	a	1,347,889
Veeco Instruments	90,348	a	3,135,979
			69,848,056
Software & Services--6.9%
Blackbaud	136,630		5,015,687
Blucora	114,102	a	1,947,721
Bottomline Technologies	96,217	a	2,723,903
CACI International, Cl. A	64,283	a	4,434,884
Cardtronics	129,735	a	5,002,582
CIBER	249,716	a	871,509
comScore	78,377	a	2,836,464

CSG Systems International	102,711		2,674,594
Dealertrack Technologies	104,716	a	3,934,180
Dice Holdings	69,328	a	635,044
Digital River	94,559	a	1,351,248
Ebix	86,028		1,080,512
Epiq Systems	43,311		624,545
ExlService Holdings	94,310	a	2,645,395
Forrester Research	35,925		1,389,579
Heartland Payment Systems	99,950		4,747,625
iGATE	80,422	a	2,869,457
Interactive Intelligence Group	36,297	a	1,646,795
j2 Global	111,882		5,473,267
Liquidity Services	64,143	a	865,289
LivePerson	104,328	a	1,228,984
LogMeIn	65,508	a	2,666,831
Manhattan Associates	206,716	a	6,069,182
ManTech International, Cl. A	61,944		1,672,488
MAXIMUS	182,598		7,552,253
MicroStrategy, Cl. A	23,213	a	3,322,477
Monotype Imaging Holdings	104,669		3,128,556
Monster Worldwide	244,688	a	1,590,472
NetScout Systems	103,210	a	4,389,521
NIC	190,455		3,212,976
Perficient	84,161	a	1,429,895
Progress Software	159,110	a	3,688,170
QuinStreet	99,921	a	498,606
Stamps.com	56,848	a	1,798,102
SYKES Enterprises	96,558	a	1,998,751
Synchronoss Technologies	73,331	a	2,963,306
Take-Two Interactive Software	272,166	a	6,091,075
Tangoe	79,921	a	1,102,910
TeleTech Holdings	61,135	a	1,683,047
Tyler Technologies	73,553	a	6,673,464
VASCO Data Security International	74,580	a	1,012,051
Virtusa	63,017	a	1,971,172
XO Group	98,520	a	1,100,468
			119,615,037
Technology Hardware & Equipment--6.4%

Agilysys	45,484	a	598,115
Anixter International	74,472		6,402,358
Badger Meter	33,852		1,689,215
Bel Fuse, Cl. B	27,512		650,384
Benchmark Electronics	163,347	a	3,944,830
Black Box	47,417		981,532
CalAmp	78,553	a	1,336,187
Checkpoint Systems	130,074	a	1,592,106
Cognex	219,365	a	8,989,578
Coherent	70,362	a	4,145,025
Comtech Telecommunications	53,524		1,809,111
CTS	106,248		1,847,653
Daktronics	120,842		1,341,346
Digi International	45,297	a	374,153
DTS	49,343	a	892,615
Electro Scientific Industries	40,589		242,722
Electronics For Imaging	113,454	a	4,999,918
Fabrinet	91,148	a	1,695,353
FARO Technologies	44,819	a	2,269,186
Harmonic	339,618	a	2,037,708
II-VI	150,601	a	2,066,246
Insight Enterprises	117,003	a	3,073,669
Ixia	158,286	a	1,693,660
Littelfuse	54,272		4,717,322
Measurement Specialties	36,778	a	3,162,540
Mercury Systems	60,623	a	669,884
Methode Electronics	101,302		3,239,638
MTS Systems	31,966		2,109,756
NETGEAR	91,379	a	2,861,076
Newport	107,545	a	1,861,604
Oplink Communications	30,197		575,555
OSI Systems	43,380	a	2,876,094
Park Electrochemical	43,156		1,215,273
Plexus	102,426	a	4,028,415
Procera Networks	4,489	a	44,935
QLogic	265,827	a	2,419,026
Rofin-Sinar Technologies	80,079	a	1,748,125
Rogers	55,811	a	3,201,319

Sanmina	233,119	a	5,429,342
ScanSource	90,289	a	3,233,249
Super Micro Computer	85,466	a	2,236,645
SYNNEX	64,623	a	4,168,184
TTM Technologies	154,662	a	1,161,512
ViaSat	103,228	a	6,035,741
			111,667,905
Telecommunication Services--.5%
8x8	204,374	a	1,651,342
Atlantic Tele-Network	36,695		2,147,024
Cincinnati Bell	439,366	a	1,673,984
General Communication, Cl. A	107,982	a	1,192,121
Lumos Networks	34,062		522,511
NTELOS Holdings	46,856		564,146
Spok Holdings	70,040		1,048,499
			8,799,627
Transportation--2.0%
Allegiant Travel	34,384		4,049,060
ArcBest	74,046		2,349,480
Atlas Air Worldwide Holdings	53,205	a	1,820,675
Celadon Group	58,099		1,234,023
Forward Air	80,990		3,625,922
Heartland Express	124,075		2,785,484
Hub Group, Cl. A	80,728	a	3,728,019
Knight Transportation	171,879		4,118,221
Matson	134,867		3,634,666
Roadrunner Transportation Systems	46,104	a	1,159,055
Saia	57,719	a	2,634,872
SkyWest	149,698		1,600,272
UTi Worldwide	187,139	a	1,770,335
			34,510,084
Utilities--3.7%
ALLETE	91,860		4,310,071
American States Water	102,513		3,131,772
Avista	174,635		5,418,924
El Paso Electric	93,743		3,454,430
Laclede Group	99,946		4,695,463
New Jersey Resources	121,596		6,211,124

Northwest Natural Gas	78,135		3,376,995
NorthWestern	102,268		4,726,827
Piedmont Natural Gas	193,439		6,710,399
South Jersey Industries	78,491		4,204,763
Southwest Gas	124,519		6,167,426
UIL Holdings	162,254		5,696,738
UNS Energy	111,116		6,713,629
			64,818,561
Total Common Stocks
(cost $1,241,266,035)			1,729,754,328
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills:
0.02%, 9/11/14	380,000	[c]	379,995
0.04%, 12/11/14	435,000	[c]	434,932
Total Short-Term Investments
(cost $814,932)			814,927

Other Investment--.4%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,268,220)	7,268,220	[d]	7,268,220
Total Investments (cost $1,249,349,187)	99.7%		1,737,837,475
Cash and Receivables (Net)	.3%		5,538,463
Net Assets	100.0%		1,743,375,938

a	Non-income producing security.
b	Investment in real estate investment trust.
c	Held by or on behalf of a counterparty for open financial futures contracts.
d	Investment in affiliated money market mutual fund.

At July 31, 2014, net unrealized appreciation on investments was $488,488,288 of which $539,945,753 related to appreciated investment securities and $51,457,465 related to depreciated investment securities. At July 31, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	10.1
Real Estate	8.3
Health Care Equipment & Services	8.1
Banks	7.9
Software & Services	6.9
Technology Hardware & Equipment	6.4
Materials	6.1
Retailing	5.0
Energy	4.8
Consumer Services	4.2
Semiconductors & Semiconductor Equipment	4.0
Diversified Financials	3.9
Consumer Durables & Apparel	3.8
Pharmaceuticals, Biotech & Life Sciences	3.7
Utilities	3.7
Commercial & Professional Services	3.5
Food, Beverage & Tobacco	2.5
Transportation	2.0
Insurance	1.8
Food & Staples Retailing	.7
Automobiles & Components	.6
Money Market Investment	.5
Telecommunication Services	.5
Household & Personal Products	.4
Media	.3
99.7

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
July 31, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2014	($)
Financial Futures Long
Russell 2000 Mini	143	15,968,810	September 2014	(401,872)

The following is a summary of the inputs used as of July 31, 2014 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,723,402,685	-	-	1,723,402,685
Equity Securities - Foreign Common Stocks+	6,351,643	-	-	6,351,643
Mutual Funds	7,268,220	-	-	7,268,220
U.S. Treasury	-	814,927	-	814,927
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(401,872)	-	-	(401,872)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end July 31, 2014 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Index Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    September 22, 2014

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    September 22, 2014

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)